BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and Cash Equivalents	$ 5,192,095	$ 6,591,128
Non current Assets:
Intangible asset	56,191	0
Prepaid Expenses	13,531	0
Total Assets:	5,261,817	6,591,128
Current Liabilities:
Accrued expenses	20,210	32,000
Amount due to related parties	416,515	1,754,515
Total Current Liabilities	436,725	1,786,515
Total Liabilities	436,725	1,786,515
Stockholders' Equity:
Common Stock; $0.00 per share par value; 101,740,666 issued and outstanding at March 31, 2020; 100,074,000 issued and outstanding at December 31, 2019	0	0
Additional Paid in Capital	5,222,020	222,020
Shares to be issued	78,000	5,000,000
Accumulated other comprehensive loss	(57,060)	0
Accumulated Deficit	(417,868)	(417,407)
Total Stockholders' Equity	4,825,092	4,804,613
Total Liabilities and Stockholders' Equity	$ 5,261,817	$ 6,591,128